Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 290,743
Current liabilities	$ 27,912		$ 16,567
Convertible debentures, aggregate principal amount		$ 110,000
Borrowings, interest rate	9.00%	9.00%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 81,006
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 10,728